Business Combinations - Summary of Fair Values of the Assets Acquired and Liabilities (Parenthetical) (Details) - CNY (¥)	Nov. 30, 2019	Dec. 31, 2018
Urban Hotel Group
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 28,162,864
Other receivables	16,928,966
Loans/accounts receivable	¥ 5,116,320
2018 Business Combinations
Business Acquisition [Line Items]
Cash and cash equivalents		¥ 1,177,106
Other receivables		1,438,641
Loans/accounts receivable		¥ 7,500,000